Finance debts - Additional information (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Changes in the scope of consolidation	€ 403,000,000	€ (1,571,000,000)
Lease liabilities assumptions	1,584,000,000	€ 2,401,000,000
Trade payables on which payment term extensions have been negotiated	€ 1,047,000,000
Minimum
Borrowings
Discount rates used to measure fair value of financial debt	1.90%	1.80%
Maximum
Borrowings
Discount rates used to measure fair value of financial debt	5.20%	5.10%
Novamont group
Borrowings
Changes in the scope of consolidation	€ 211,000,000
Plenitude
Borrowings
Changes in the scope of consolidation	33,000,000
Committed borrowing facilities
Borrowings
Borrowing facilities	9,120,000,000	€ 8,298,000,000
Convertible senior unsecured sustainability-linked bond
Borrowings
Nominal value	€ 1,000,000,000
Bond expiry	7 years
Percentage of par value of bonds (as a percent)	100.00%
Annual fixed coupon rate of bonds (as a percent)	2.95%
Bond conversion price	17.5513
Bond reference price	14.6261
Convertible senior unsecured sustainability-linked bond | Minimum
Borrowings
Bond premium with respect to share reference price at date of issuance (as a percent)	20.00%